Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Real Estate Equity Fund Institutional 3 Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Real Estate Equity Fund Institutional 3 Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Real Estate Equity Fund Institutional 3 Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Real Estate Equity Fund Institutional 3 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Real Estate Equity Fund Institutional 3 Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund Institutional 3 Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund Institutional 3 Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Real Estate Equity Fund Institutional 3 Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund Institutional 3 Class | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund Institutional 3 Class | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Real Estate Equity Fund Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Real Estate Equity Fund Institutional 3 Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Real Estate Equity Fund Institutional 3 Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Real Estate Equity Fund Institutional 3 Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Real Estate Equity Fund Institutional 3 Class | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Real Estate Equity Fund Institutional 3 Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Real Estate Equity Fund Institutional 3 Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Real Estate Equity Fund Institutional 3 Class | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Real Estate Equity Fund Institutional 3 Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Real Estate Equity Fund Institutional 3 Class | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund Institutional 3 Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Institutional 2 Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Real Estate Equity Fund Institutional 2 Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Real Estate Equity Fund Institutional 2 Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Real Estate Equity Fund Institutional 2 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Real Estate Equity Fund Institutional 2 Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund Institutional 2 Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund Institutional 2 Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Real Estate Equity Fund Institutional 2 Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund Institutional 2 Class | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund Institutional 2 Class | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Real Estate Equity Fund Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Real Estate Equity Fund Institutional 2 Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Real Estate Equity Fund Institutional 2 Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Real Estate Equity Fund Institutional 2 Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Real Estate Equity Fund Institutional 2 Class | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Real Estate Equity Fund Institutional 2 Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Real Estate Equity Fund Institutional 2 Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Real Estate Equity Fund Institutional 2 Class | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Real Estate Equity Fund Institutional 2 Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Real Estate Equity Fund Institutional 2 Class | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund Institutional 2 Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Institutional Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Real Estate Equity Fund Institutional Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Real Estate Equity Fund Institutional Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Real Estate Equity Fund Institutional Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Real Estate Equity Fund Institutional Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund Institutional Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund Institutional Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Real Estate Equity Fund Institutional Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund Institutional Class | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund Institutional Class | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Real Estate Equity Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Real Estate Equity Fund Institutional Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Real Estate Equity Fund Institutional Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Real Estate Equity Fund Institutional Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Real Estate Equity Fund Institutional Class | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Real Estate Equity Fund Institutional Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Real Estate Equity Fund Institutional Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Real Estate Equity Fund Institutional Class | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Real Estate Equity Fund Institutional Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Real Estate Equity Fund Institutional Class | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund Institutional Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Advisor Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Real Estate Equity Fund Advisor Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Real Estate Equity Fund Advisor Class | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Real Estate Equity Fund Advisor Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Real Estate Equity Fund Advisor Class | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund Advisor Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund Advisor Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Real Estate Equity Fund Advisor Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund Advisor Class | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund Advisor Class | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Real Estate Equity Fund Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Real Estate Equity Fund Advisor Class | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Real Estate Equity Fund Advisor Class | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Real Estate Equity Fund Advisor Class | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Real Estate Equity Fund Advisor Class | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Real Estate Equity Fund Advisor Class | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Real Estate Equity Fund Advisor Class | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Real Estate Equity Fund Advisor Class | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Real Estate Equity Fund Advisor Class | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Real Estate Equity Fund Advisor Class | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund Advisor Class | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Class A | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Real Estate Equity Fund Class A | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Real Estate Equity Fund Class A | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Real Estate Equity Fund Class A | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Real Estate Equity Fund Class A | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Real Estate Equity Fund Class A | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Real Estate Equity Fund Class A | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Real Estate Equity Fund Class A | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Real Estate Equity Fund Class A | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Real Estate Equity Fund Class A | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Real Estate Equity Fund Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Real Estate Equity Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Real Estate Equity Fund Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Real Estate Equity Fund Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Real Estate Equity Fund Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Real Estate Equity Fund Class A | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Real Estate Equity Fund Class A | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Real Estate Equity Fund Class A | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Real Estate Equity Fund Class A | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Real Estate Equity Fund Class A | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Real Estate Equity Fund Class A | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Real Estate Equity Fund Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Real Estate Equity Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%